Organization and Business Overview (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Overview [Abstract]
Schedule of Description of Subsidiaries

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Ascendo Global Limited	● British Virgin Islands company ● Incorporated on April 9, 2025 ● Issued and outstanding 2 ordinary share for SGD 2 ● Investment holding company	100% owned by APEX

Jeneric Engineering Pte. Ltd.	● Singaporean company ● Incorporated on April 22, 2011 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric International Pte. Ltd.	● Singaporean company ● Incorporated on January 5, 2009 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Marine Pte. Ltd.	● Singaporean company ● Incorporated on March 28, 2011 ● Issued and outstanding 500,000 ordinary share for SGD 500,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Offshore Pte. Ltd.	● Singaporean company ● Incorporated on May 20, 2011 ● Issued and outstanding 200,000 ordinary share for SGD 200,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Services Pte. Ltd.	● Singaporean company ● Incorporated on May 20, 2011 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Venture Pte. Ltd.	● Singaporean company ● Incorporated on October 29, 2019 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo